Offerings - Offering: 1	May 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share ("Common Stock"), to be issued under Sunstone Hotel Investors, Inc. and Sunstone Hotel Partnership, LLC 2022 Incentive Award Plan
Amount Registered | shares	5,500,000
Proposed Maximum Offering Price per Unit	8.21
Maximum Aggregate Offering Price	$ 45,155,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,913.23
Offering Note
(1)
This registration statement on Form
S-8
(this “Registration Statement”) registers the issuance of an additional 5,500,000 shares of common stock, par value $0.01 per share (“Common Stock”), of Sunstone Hotel Investors, Inc. (the “Company”) to be issued under the First Amendment to the Sunstone Hotel Investors, Inc. and Sunstone Hotel Partnership, LLC 2022 Incentive Award Plan (the “Plan Amendment”). The Plan Amendment is an amendment to the Sunstone Hotel Investors, Inc. and Sunstone Hotel Partnership, LLC 2022 Incentive Award Plan (the “2022 Plan”) and was approved by the Company’s Board of Directors on March 12, 2025 and approved by the Company’s stockholders on May 1, 2025. The offer and sale of shares of Common Stock which have been or may have been issued under the 2022 Plan have previously been registered pursuant to a Registration Statement on Form
S-8
(File
No. 333-264552).
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional number of shares of Common Stock that become issuable under the 2022 Plan (as amended by the Plan Amendment) by reason of any stock splits, stock dividends or other distribution, recapitalization or similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)
Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Company’s shares of Common Stock as reported on the New York Stock Exchange on April 30, 2025, which date is within five business days prior to the filing of this Registration Statement.